LEASES	12 Months Ended
Jun. 30, 2022
LEASES
LEASES

9 – LEASES

The Company leases office spaces in different cities in the PRC under non-cancelable operating leases, with terms ranging between 5 months and 60 months. The Company includes the renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	As of June 30,
	2022	2021
Right of use assets	$1,327,575	$1,257,911
Operating lease liabilities, current	625,048	574,825
Operating lease liabilities, noncurrent	551,221	628,046
Total operating lease liabilities	$1,176,269	$1,202,871

Other information about the Company’s leases is as follows:

	For the Years Ended June 30,
	2022	2021	2020

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$698,602	$638,193	$373,662

Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$738,894	$952,961	$130,400

Weighted average remaining lease term (years)	2.09	2.26	2.47
Weighted average discount rate	4.75%	4.75%	4.75%

Operating lease expenses were $727,777, $536,475 and $319,637, respectively, for the years ended June 30, 2022, 2021 and 2020. Short-term lease expenses were $6,702, $27,330 and $76,134, respectively, for the years ended June 30, 2022, 2021 and 2020.

The Company’s maturity analysis of operating lease liabilities as of June 30, 2022 is as follows:

Operating
Year ended June 30,	leases
2023	$706,931
2024	418,005
2025	110,218
2026	—
2027	—
Thereafter	—
Total lease payments	1,235,154
Less: Imputed interest	(58,885)
Present value of lease liabilities	1,176,269
Less: operating lease liabilities, current	(625,048)
Operating lease liabilities, noncurrent	$551,221